Condensed Financial Information of Registrant (SMFG) - Condensed Statement of Cash Flows (Detail) - JPY (¥) ¥ in Millions		12 Months Ended
		Mar. 31, 2021	Mar. 31, 2020	Mar. 31, 2019
Operating Activities:
Profit before tax		¥ 956,478	¥ 282,751	¥ 831,892
Income taxes paid—net		(135,708)	(285,779)	(283,761)
Other operating activities—net		61,700	1,014,624	81,599
Net cash and cash equivalents provided by operating activities		18,322,359	8,883,234	2,785,833
Investing Activities:
Investments in associates and joint ventures		(57,681)	(2,860)	(102,830)
Other investing activities—net		1	(283)	(2)
Net cash and cash equivalents provided by (used in) investing activities		(7,780,862)	(2,992,719)	1,201,570
Financing Activities:
Proceeds from issuance of other equity instruments		99,943	84,951
Dividends paid to shareholders		(267,119)	(255,771)	(245,595)
Coupons paid to other equity instruments holders		(13,122)	(12,364)	(11,875)
Purchases of treasury stock and proceeds from sale of treasury stock-net		220	(99,605)	(69,800)
Net cash and cash equivalents used in financing activities		(684,413)	(1,131,630)	(731,392)
Net increase of cash and cash equivalents		10,345,156	4,487,012	3,300,073
Cash and cash equivalents at beginning of period		61,203,541	56,716,529	53,416,456
Cash and cash equivalents at end of period		71,548,697	61,203,541	56,716,529
Sumitomo mitsui banking corporation [member]
Operating Activities:
Profit before tax		289,477
SMFG [member]
Operating Activities:
Profit before tax		289,477	643,999	458,081
Income taxes paid—net		79,396	7,043	(17,440)
Other operating activities—net		267,159	(3,023)	(108,622)
Net cash and cash equivalents provided by operating activities		636,032	648,019	332,019
Investing Activities:
Investments in subsidiaries		(7,418)	(255,468)
Investments in associates and joint ventures	[1]	(52,849)		(22,400)
Proceeds from sale of investment in subsidiaries		0		184,122
Other investing activities—net	[1]	(46,282)	(16,495)	15,852
Net cash and cash equivalents provided by (used in) investing activities		(857,262)	(1,610,008)	(449,172)
Financing Activities:
Net increase of short-term borrowings		50,000
Proceeds from issuance of long-term borrowings		10,625	5,053	35,002
Redemption of long-term borrowings		0	(8,000)
Proceeds from issuance of debt securities		921,603	1,255,939	591,744
Proceeds from issuance of other equity instruments		99,400	84,073
Redemption of debt securities		(403,025)	(266,700)
Redemption of other equity instruments		(130,000)
Dividends paid to shareholders		(267,119)	(255,771)	(245,595)
Coupons paid to other equity instruments holders		(13,122)	(12,364)	(11,875)
Purchases of treasury stock and proceeds from sale of treasury stock-net		220	(99,605)	(69,799)
Net cash and cash equivalents used in financing activities		268,582	702,625	299,477
Net increase of cash and cash equivalents		47,352	(259,364)	182,324
Cash and cash equivalents at beginning of period		174,641	434,005	251,681
Cash and cash equivalents at end of period		221,993	174,641	434,005
SMFG [member] | Sumitomo mitsui banking corporation [member]
Investing Activities:
Loans provided to SMBC		¥ (750,713)	¥ (1,338,045)	¥ (626,746)

[1]	Prior period amounts have been reclassified to conform to the current presentation.